Finance Lease And Operating Lease As a Lessee(Details) - KRW (₩) ₩ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Net carrying amount of finance lease assets	₩ 34,002	₩ 34,002
Capital Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		10,380
Present value of minimum lease payment	₩ 10,161	10,161
Operating Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		591,190
Minimum sublease payment		(6,561)
Within 1 year
Capital Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		6,827
Present value of minimum lease payment		6,705
Operating Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		179,384
1~5 years
Capital Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		3,553
Present value of minimum lease payment		3,456
Operating Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		299,900
Over 5 years
Operating Leases Future Minimum Payments Due [Abstract]
Minimum lease payment		₩ 111,906